Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 654,143	$ 498,468
Project costs	223,537	140,341
Equipment costs	232,173	177,127
Depreciation	108,016	88,782
Gross profit	90,417	92,218
General and administrative expenses	35,374	24,437
(Gain) loss on disposal of property, plant and equipment	(85)	659
Operating income	55,128	67,122
Interest expense, net	19,032	18,656
Equity earnings in affiliates and joint ventures	(21,860)	(7,740)
Net realized and unrealized gain on derivative financial instruments	(2,737)	(4,266)
Income before income taxes	60,693	60,472
Current income tax expense	1,000	0
Deferred income tax expense	8,285	11,264
Net income	51,408	49,208
Unrealized foreign currency translation gain	(2)	0
Comprehensive income	$ 51,410	$ 49,208
Per share information
Basic net income per share (in CAD per share)	$ 1.81	$ 1.75
Diluted net income per share (in CAD per share)	$ 1.64	$ 1.60